Voyage Expenses and Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Expenses by nature [abstract]
Voyage Expenses and Vessel Operating Expenses - Voyage expenses	Voyage expenses consisted of:

	For the year ended December 31,
	2025	2024	2023
Commissions	570	446	397
Bunkers expenses	1,415	1,018	3,083
Other voyage expenses	229	341	456
Total	2,214	1,805	3,936

Voyage Expenses and Vessel Operating Expenses - Vessel operating expenses

Vessel operating expenses consisted of:

	For the year ended December 31,
	2025	2024	2023
Crew wages and related costs	10,312	8,090	8,259
Insurance	1,114	1,014	1,176
Spares, repairs and maintenance	2,983	1,877	2,981
Lubricants	1,152	925	912
Stores	2,067	1,914	2,325
Other	611	522	437
Total	18,239	14,342	16,090